SUPPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY INFORMATION [Abstract]
Schedule of Accounts Receivable
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

A. Accounts receivable

(1) Trade - allowance for doubtful accounts:

Balance at beginning of year	63	9
Charged to statement of operations	(13)	54

Balance at end of year	50	63

(2) Other:

Prepaid expenses	73	52
Israeli Government departments and agencies	86	69
	159	121

Schedule of Accounts Payable and Other Accruals
December 31
	2 0 1 2	2 0 1 1
	$ in thousands

B. Accounts payable and accruals - other:

Employees and employee institutions	63	52
Israeli Government departments and agencies	115	154
Provision for vacation and recreation pay	82	63
Provision for product warranty	95	57
Liability for commissions to agents	47	39
Accrued expenses and sundry	68	46
	470	411

Schedule of Credit from Banks
C.	Credit from banks:
	% interest rate	December 31
	as of	2 0 1 2	2 0 1 1
	December 31, 2012	$ in thousands
Short-term loans from banks:
Linked to the Dollar	2.5	183	190
Linked to the Euro		-	-
		183	190

Schedule of Cost of Revenues
D.	Cost of revenues:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands
Industrial operations:
Materials consumed	1,746	1,063	945
Payroll and related expenses	373	362	318
Subcontracted work	244	160	158
Depreciation and amortization	3	2	208
Other production expenses	595	416	211
Royalties (see Note 10a)	-	17	120
	2,961	2,020	1,960

Schedule of Financing Expenses, Net
E.	Financial expenses, net:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands
Income:
Exchange differences	-	3	-
Other	2	120	-
	2	123	-
Expenses:
Interest
In respect of liability to related parties	-	9	-
In respect of credit from banks	46	83	69
Exchange differences	21	-	156
Other	69	-	66
	136	92	291

	(134)	(31)	291